Note 17 - Income Taxes - Income Tax Expense (Recovery) Incurred by Jurisdictions (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2017	Jan. 31, 2016	Jan. 31, 2015
Current	$ 4,022	$ 1,443	$ 2,784
Deferred tax expense	3,640	5,765	3,978
	7,662	7,208	6,762
CANADA
Current	447	94	568
Deferred tax expense	4,251	3,493	3,741
UNITED STATES
Current	873	70	1,060
Deferred tax expense	1,272	800	2,144
Other Countries [Member]
Current	2,702	1,279	1,156
Deferred tax expense	$ (1,883)	$ 1,472	$ (1,907)